VARIABLE INTEREST ENTITIES (Details) (USD $)					12 Months Ended																	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Real estate and investment funds	Dec. 31, 2010 Real estate and investment funds	Dec. 31, 2011 Affordable housing partnerships SunAmerica Affordable Housing Partners, Inc. apartment partnership	Dec. 31, 2011 Aircraft Trusts entity	Dec. 31, 2011 Structured Investment Vehicle Minimum	Dec. 31, 2011 Consolidated VIE	Dec. 31, 2010 Consolidated VIE	Dec. 31, 2011 Consolidated VIE AIA/ALICO SPVs	Dec. 31, 2010 Consolidated VIE AIA/ALICO SPVs	Dec. 31, 2011 Consolidated VIE Real estate and investment funds	Dec. 31, 2010 Consolidated VIE Real estate and investment funds	Dec. 31, 2011 Consolidated VIE Commercial paper conduit	Dec. 31, 2010 Consolidated VIE Commercial paper conduit	Dec. 31, 2011 Consolidated VIE Affordable housing partnerships	Dec. 31, 2010 Consolidated VIE Affordable housing partnerships	Dec. 31, 2011 Consolidated VIE Other	Dec. 31, 2010 Consolidated VIE Other	Dec. 31, 2010 Consolidated VIE VIEs of businesses held for sale	Dec. 31, 2011 Consolidated VIE Aircraft Trusts	Dec. 31, 2011 Consolidated VIE Consumer Loans Vehicles entity	Dec. 31, 2011 Unconsolidated VIE	Dec. 31, 2010 Unconsolidated VIE	Dec. 31, 2011 Unconsolidated VIE Real estate and investment funds	Dec. 31, 2010 Unconsolidated VIE Real estate and investment funds	Dec. 31, 2011 Unconsolidated VIE Affordable housing partnerships	Dec. 31, 2010 Unconsolidated VIE Affordable housing partnerships	Dec. 31, 2011 Unconsolidated VIE Maiden Lane Interests	Dec. 31, 2010 Unconsolidated VIE Maiden Lane Interests	Dec. 31, 2011 Unconsolidated VIE Other	Dec. 31, 2010 Unconsolidated VIE Other	Dec. 31, 2010 Unconsolidated VIE VIEs of businesses held for sale	Dec. 31, 2008 Maiden Lane II Maiden Lane Interests Residential mortgage backed securities (RMBS)
VARIABLE INTEREST ENTITY
Off-balance sheet exposure associated with VIEs			$ 400,000,000	$ 1,000,000,000				$ 100,000,000	$ 100,000,000			$ 100,000,000	$ 100,000,000
VIE Assets							1,000,000,000	22,800,000,000	60,900,000,000	14,200,000,000	48,600,000,000	1,500,000,000	3,800,000,000	500,000,000	500,000,000	2,500,000,000	2,900,000,000	4,100,000,000	4,700,000,000	400,000,000	1,300,000,000	456,000,000
VIE Liabilities								2,600,000,000	4,800,000,000	100,000,000	900,000,000	400,000,000	1,200,000,000	200,000,000	200,000,000	100,000,000	400,000,000	1,800,000,000	2,100,000,000		800,000,000	248,000,000
Total VIE Assets																							47,500,000,000	62,800,000,000	18,300,000,000	18,500,000,000	600,000,000	600,000,000	27,100,000,000	40,100,000,000	1,500,000,000	1,600,000,000	2,000,000,000
Maximum Exposure to Loss, On-Balance Sheet																							9,700,000,000	11,200,000,000	2,100,000,000	2,500,000,000	600,000,000	600,000,000	7,000,000,000	7,600,000,000		100,000,000	400,000,000
Maximum Exposure to Loss, Off-Balance Sheet																							300,000,000	900,000,000	300,000,000	300,000,000						500,000,000	100,000,000
Total maximum exposure to loss																						434,000,000	10,000,000,000	12,100,000,000	2,400,000,000	2,800,000,000	600,000,000	600,000,000	7,000,000,000	7,600,000,000		600,000,000	500,000,000
Assets:
Available for sale securities								400,000,000	3,300,000,000
Trading securities	24,364,000,000	26,182,000,000						1,300,000,000	8,100,000,000														7,100,000,000	7,700,000,000
Mortgage and other loans receivable	19,489,000,000	20,237,000,000						500,000,000	700,000,000
Other invested assets	40,744,000,000	42,210,000,000						17,200,000,000	18,300,000,000														2,600,000,000	3,100,000,000
Other asset accounts								3,400,000,000	30,100,000,000															100,000,000
Assets held for sale		104,961,000,000							400,000,000															300,000,000
Unconsolidated VIE assets in balance sheet																							9,700,000,000	11,200,000,000
Liabilities:
Other long-term debt	75,253,000,000	85,476,000,000						1,700,000,000	2,600,000,000
Other liability accounts								900,000,000	2,200,000,000
Number of partnerships through which investments has been made in apartment units nationwide					1,050
Number of apartment units nationwide in which investment for developments has been made					135,000
Partnership equity syndicated to other investors					7,700,000,000
Face amount of securities sold by certain wholly owned life insurance companies of AIG to ML II																																		$ 39,300,000,000
Number of VIEs						2																1